OPERATING DATA - Movement in Inventory Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Balance as of beginning of year	$ 1,760	$ 1,168	$ 1,239
Additions	294	726	423
Deductions / Releases	(878)	(212)	(382)
Foreign exchange and others	(97)	78	(112)
Balance as of end of year	$ 1,079	$ 1,760	$ 1,168